Restatement Of 2015 Periods (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 86,130	$ 24,457	$ 257,559	$ 1,373,547	$ 1,410,080
Cost of revenues	62,047		195,943		1,308,129
Gross profit	24,083	1,523	61,616	107,709	101,951
Operating expenses	125,722		581,698		605,363	1,272,911
Loss from operations	(101,639)	(114,870)	(520,082)	(204,048)	(503,412)	(1,272,911)
Other expenses	(88,731)		(178,864)		(893,683)
Net loss	$ (190,370)		$ (698,946)		$ (1,397,095)	$ (1,272,911)
Net loss per common share	$ (0.01)		$ (0.03)		$ (0.09)	$ (0.10)
As Previously Reported [Member]
Revenues		95,227		1,437,117
Cost of revenues		39,235		1,224,575
Gross profit		55,992		212,542
Operating expenses		142,597		360,308
Loss from operations		(86,605)		(147,766)
Other expenses
Net loss		$ (86,605)		$ (147,766)
Net loss per common share		$ (0.01)		$ (0.01)
Adjustments To Restate [Member]
Revenues		$ (70,770)		$ (63,570)
Cost of revenues		(16,301)		41,263
Gross profit		(54,469)		(104,833)
Operating expenses		(26,204)		(48,551)
Loss from operations		(28,265)		(56,282)
Other expenses		(58)		(105)
Net loss		$ (28,323)		$ (56,387)
Net loss per common share		$ 0.00		$ 0.00
As Restated [Member]
Revenues		$ 24,457		$ 1,373,547
Cost of revenues		22,934		1,265,838
Gross profit		1,523		107,709
Operating expenses		116,393		311,757
Loss from operations		(114,870)		(204,048)
Other expenses		(58)		(105)
Net loss		$ (114,928)		$ (204,153)
Net loss per common share		$ (0.01)		$ (0.01)